Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Condensed Financial Information of Subsidiaries Disclosure [Abstract]
Net sales	$ 2,603.8	$ 2,461.3	$ 2,578.5	$ 2,430.0	$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 10,073.6		$ 9,169.6		$ 9,240.5
Gross profit	534.2	495.3	526.5	501.0	520.7	440.1	460.0	423.3	2,057.0		1,844.1		1,803.8
Income before taxes	228.0	185.1	200.4	190.3	264.9	151.8	194.5	64.5	803.8		675.7		667.0
Net income	144.2	135.5	148.4	133.5	185.9	99.1	136.8	35.7	561.6	[1]	457.5	[1]	469.0	[1]
Net income attributable to controlling interest	$ 147.7	$ 137.8	$ 148.4	$ 133.2	$ 185.5	$ 98.9	$ 136.7	$ 35.7	$ 567.1		$ 456.8		$ 467.8
Earnings per share - basic	$ 1.67	$ 1.56	$ 1.68	$ 1.51	$ 2.11	$ 1.12	$ 1.55	$ 0.40	$ 6.43		$ 5.18		$ 5.08
Earnings per share - diluted	1.67	1.56	1.68	1.51	2.10	1.12	1.55	0.40	6.42		5.17		5.06
Dividends paid	$ 0.58	$ 0.58	$ 0.58	$ 0.56	$ 0.56	$ 0.56	$ 0.56	$ 0.54	$ 2.30		$ 2.22		$ 2.12

[1]	See Note 13 for further details - includes tax effects where applicable.